Related Party Transactions - Schedule of Loan Granted to Related Parties (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Loans and accounts receivable from customers
Loans and receivables to customers, net		$ 14,231
Productive Companies [member]
Loans and accounts receivable from customers
Commercial loans	$ 150,796	109,840
Allowance for loan losses	(6,333)	(1,705)
Loans and receivables to customers, net	144,463	108,135
Productive Companies [member] | Commercial loans [member]
Loans and accounts receivable from customers
Commercial loans	150,796	109,840
Investment Companies [member]
Loans and accounts receivable from customers
Commercial loans	10,037	11,910
Allowance for loan losses	(885)	(134)
Loans and receivables to customers, net	9,152	11,776
Investment Companies [member] | Commercial loans [member]
Loans and accounts receivable from customers
Commercial loans	10,037	11,910
Individuals [member]
Loans and accounts receivable from customers
Commercial loans	43,830	43,460
Allowance for loan losses	(348)	(283)
Loans and receivables to customers, net	43,482	43,177
Individuals [member] | Commercial loans [member]
Loans and accounts receivable from customers
Commercial loans	6,517	5,054
Individuals [member] | Mortgages loans [member]
Loans and accounts receivable from customers
Commercial loans	30,124	29,419
Individuals [member] | Consumer loans [member]
Loans and accounts receivable from customers
Commercial loans	$ 7,189	$ 8,987